Consolidated Statements of Changes in Stockholders'/Members' Equity - USD ($) $ in Thousands	Total	Adjustment related to adoption of ASC 606 [Member]	Balance, January 1, 2019 as adjusted [Member]	Controlling Interest [Member]	Controlling Interest [Member] Adjustment related to adoption of ASC 606 [Member]	Controlling Interest [Member] Balance, January 1, 2019 as adjusted [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Balance, January 1, 2019 as adjusted [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulateds Deficit) [Member]
Beginning balance at Dec. 31, 2018	$ 4,808	$ (1,202)	$ 3,606	$ 4,828	$ (1,202)	$ 3,626	$ (20)	$ (20)
Net (loss) income	2,970			2,935			35
Contributions	594			594
Distributions	(4,663)			(4,663)
Ending balance at Dec. 31, 2019	2,507
Ending balance at Dec. 31, 2019	2,507			2,492			15
Net (loss) income	10			(11)			21
Distributions	(714)			(678)			(36)
Ending balance at Sep. 30, 2020	1,803			1,803
Beginning balance at Dec. 31, 2019	2,507			2,492			15
Beginning balance at Dec. 31, 2019	2,507
Net (loss) income	635			615			20
Distributions	(6,007)			(5,972)			(35)
Ending balance at Dec. 15, 2020	46,022								$ 1	$ 53,594	$ (7,573)
Ending balance at Dec. 15, 2020	(2,865)			(2,865)
Beginning balance at Jun. 30, 2020	3,289			3,258			31
Net (loss) income	(837)			(842)			5
Distributions	(649)			(613)			(36)
Ending balance at Sep. 30, 2020	1,803			1,803
Beginning balance at Dec. 15, 2020	(2,865)			$ (2,865)
Net (loss) income	5,348										5,348
Share-based compensation	818									818
Stock issued in acquisition of BurgerFi	103,680								1	103,679
Contingent consideration in acquisition of BurgerFi	103,207									103,207
Ending balance at Dec. 31, 2020	259,075								$ 2	261,298	(2,225)
Ending Balance , Shares at Dec. 31, 2020									17,541,838
Net (loss) income	(4,237)										(4,237)
Share-based compensation	6,657									6,657
Shares issued for share-based compensation	$ 128									128
Shares issued for share-based compensation, Shares									60,000
Shares issued for warrant exercises, Shares	7,969								7,969
Exchange of UPO units, Shares	283,669								283,669
Ending balance at Sep. 30, 2021	$ 261,623								$ 2	268,083	(6,462)
Ending Balance , Shares at Sep. 30, 2021									17,893,476
Beginning Balance , Shares at Jun. 30, 2021									17,838,476
Beginning balance at Jun. 30, 2021	262,973								$ 2	264,415	(1,444)
Net (loss) income	(5,018)										(5,018)
Share-based compensation	3,615									3,615
Shares issued for share-based compensation	53									53
Shares issued for share-based compensation, Shares									55,000
Ending balance at Sep. 30, 2021	$ 261,623								$ 2	$ 268,083	$ (6,462)
Ending Balance , Shares at Sep. 30, 2021									17,893,476